Subsequent Events	3 Months Ended
Nov. 30, 2017
Notes
Subsequent Events

NOTE 12 – Subsequent Events

Management has reviewed and evaluated subsequent events and transactions occurring after the balance sheet date:

On December 4, 2017, the Company authorized 4,340,278 shares of common stock to be issued for $25,000 at $0.00576 per share pursuant to an Equity Purchase Agreement.

On December 15, 2017, the Company authorized 3,472,222 shares of common stock to be issued for $17,500 at $0.00504 per share pursuant to an Equity Purchase Agreement.

On January 3, 2018 the Company authorized 6,076,389 shares of common stock to be issued for $17,500 at $0.00288 per share pursuant to an Equity Purchase Agreement.

On December 20, 2017, the Company authorized 3,000,000 shares of common stock at $0.00495 per share to be issued in exchange for cancellation of $14,850 of the convertible loan.

On December 22, 2017, the Company authorized 5,000,000 shares of common stock at $0.00495 per share to be issued in exchange for cancellation of $24,750 of the convertible loan.

On January 2, 2018, the Company authorized 5,000,000 shares of common stock at $0.00300 per share to be issued in exchange for cancellation of $15,000 of the convertible loan.

On January 5, 2018, the Company authorized 5,000,000 shares of common stock at $0.00300 per share to be issued in exchange for cancellation of $15,000 of the convertible loan.

On January 10, 2018, the Company authorized 7,000,000 shares of common stock at $0.00300 per share to be issued in exchange for cancellation of $21,000 of the convertible loan.